Segment Reporting - Revenue reconciliation table (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 42,566	$ 53,221	$ 21,968	$ 8,109	$ 4,430	$ 5,401	$ 4,663	$ 2,975	$ 125,864	$ 17,469	$ 15,694
Solar Energy
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									125,864	17,469	15,694
Solar Energy | United States and Puerto Rico
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									86,210	17,469	15,694
Solar Energy | Chile
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									23,130	0	0
Solar Energy | United Kingdom
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									15,890	0	0
Solar Energy | Canada
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									$ 634	$ 0	$ 0